UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
7/31/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (57.1%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.4%)

Government National Mortgage Association Pass-Through Certificates
3.50%, TBA, 8/1/47			$6,000,000	$6,234,375
3.00%, TBA, 8/1/47			2,000,000	2,028,906

				8,263,281
U.S. Government Agency Mortgage Obligations (53.7%)

Federal National Mortgage Association Pass-Through Certificates
4.50%, TBA, 9/1/47			1,000,000	1,072,539
4.50%, TBA, 8/1/47			1,000,000	1,073,594
4.00%, TBA, 9/1/47			5,000,000	5,256,446
4.00%, TBA, 8/1/47			5,000,000	5,264,453
3.50%, TBA, 9/1/47			29,000,000	29,808,827
3.50%, TBA, 8/1/47			38,000,000	39,122,186
3.00%, TBA, 9/1/47			12,000,000	12,001,874
3.00%, TBA, 8/1/47			19,000,000	19,031,171
2.50%, TBA, 9/1/47			9,000,000	8,689,219
2.50%, TBA, 8/1/47			9,000,000	8,699,765

				130,020,074

Total U.S. government and agency mortgage obligations (cost $137,767,032)				$138,283,355

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (40.1%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)			$265,000	$272,420

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)			780,000	801,840

Australia (Government of) sr. unsec. bonds Ser. 133, 5.50%, 4/21/23 (Australia)		AUD	690,000	646,911

Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%, 4/21/37 (Australia)		AUD	200,000	172,240

Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%, 5/21/28 (Australia)		AUD	670,000	511,869

Australia (Government of) sr. unsec. notes Ser. 122, 5.25%, 3/15/19 (Australia)		AUD	1,010,000	854,008

Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%, 6/22/26 (Belgium)		EUR	620,000	755,681

Belgium (Kingdom of) sr. unsec. unsub. notes Ser. 65, 4.25%, 9/28/22 (Belgium)		EUR	530,000	768,576

Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%, 3/28/41 (Belgium)		EUR	330,000	593,716

Brazil (Federal Republic of) sr. unsec. unsub. notes 5.875%, 1/15/19 (Brazil)			$100,000	105,650

Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21 (Brazil) (units)		BRL	790	261,635

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)			$150,000	166,575

Canada (Government of) bonds 1.25%, 9/1/18 (Canada)		CAD	960,000	769,825

Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)		CAD	180,000	173,158

Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)		DKK	740,000	194,931

Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)		DKK	2,550,000	451,448

France (Government of) unsec. bonds 4.50%, 4/25/41 (France)		EUR	830,000	1,548,899

France (Government of) unsec. bonds 4.00%, 4/25/55 (France)		EUR	150,000	277,844

France (Government of) unsec. bonds 3.25%, 10/25/21 (France)		EUR	3,410,000	4,633,554

France (Government of) unsec. bonds 2.75%, 10/25/27 (France)		EUR	250,000	351,322

France (Government of) unsec. bonds 0.50%, 5/25/25 (France)		EUR	1,490,000	1,768,096

Germany (Federal Republic of) unsec. bonds 2.50%, 7/4/44 (Germany)		EUR	1,460,000	2,210,662

Germany (Federal Republic of) unsec. bonds 1.00%, 8/15/25 (Germany)		EUR	1,000,000	1,256,107

Germany (Federal Republic of) unsec. bonds 0.50%, 2/15/25 (Germany)		EUR	420,000	509,626

Hellenic (Republic of) sr. unsec. notes 4.375%, 8/1/22 (Greece)		EUR	474,000	555,869

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)		EUR	36,000	32,412

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)		EUR	36,000	32,936

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/31 (Greece)(STP)		EUR	95,000	87,931

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)		EUR	597,541	564,622

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)		EUR	856,903	824,973

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)		EUR	103,000	102,797

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)		EUR	338,000	358,284

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)		EUR	195,312	208,989

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece)(STP)		EUR	118,000	128,565

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)		EUR	694,884	767,596

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)			$1,235,000	1,244,263

Ireland (Republic of) unsec. bonds 5.00%, 10/18/20 (Ireland)		EUR	380,000	527,352

Ireland (Republic of) unsec. notes 5.40%, 3/13/25 (Ireland)		EUR	250,000	401,220

Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)		EUR	670,000	1,111,191

Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)		EUR	820,000	1,245,246

Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)		EUR	1,060,000	1,333,117

Italy (Republic of) sr. unsec. unsub. bonds 4.75%, 8/1/23 (Italy)		EUR	1,950,000	2,790,815

Italy (Republic of) unsec. notes 0.30%, 10/15/18 (Italy)		EUR	2,590,000	3,088,381

Japan (Government of) 10 yr sr. unsec. unsub. notes Ser. 330, 0.80%, 9/20/23 (Japan)		JPY	650,000,000	6,199,011

Japan (Government of) 20 yr sr. unsec. bonds Ser. 95, 2.30%, 6/20/27 (Japan)		JPY	500,000,000	5,530,863

Japan (Government of) 20 yr sr. unsec. unsub. bonds Ser. 125, 2.20%, 3/20/31 (Japan)		JPY	308,000,000	3,521,333

Japan (Government of) 20 yr sr. unsec. unsub. bonds Ser. 156, 0.40%, 3/20/36 (Japan)		JPY	120,000,000	1,065,975

Japan (Government of) 20 yr sr. unsec. unsub. notes Ser. 318, 1.00%, 9/20/21 (Japan)		JPY	1,377,000,000	13,041,812

Japan (Government of) 20 yr sr. unsec. unsub. notes Ser. 41, 1.50%, 3/20/19 (Japan)		JPY	370,000,000	3,444,395

Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 32, 2.30%, 3/20/40 (Japan)		JPY	407,000,000	4,936,756

Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%, 3/20/51 (Japan)		JPY	230,000,000	2,835,377

Netherlands (Government of) unsec. bonds 3.75%, 1/15/42 (Netherlands)		EUR	290,000	524,737

Netherlands (Government of) unsec. bonds 2.25%, 7/15/22 (Netherlands)		EUR	1,290,000	1,712,340

New Zealand (Government of) sr. unsec. bonds Ser. 423, 5.50%, 4/15/23 (New Zealand)		NZD	360,000	312,031

Norway (Government of) unsec. bonds Ser. 476, 3.00%, 3/14/24 (Norway)		NOK	1,760,000	247,117

Ontario (Province of) unsec. bonds 4.00%, 6/2/21 (Canada)		CAD	1,690,000	1,456,759

Poland (Republic of) unsec. notes Ser. 0721, 1.75%, 7/25/21 (Poland)		PLN	2,400,000	649,500

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)			$1,200,000	1,273,632

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			600,000	653,250

South Africa (Republic of) unsec. bonds Ser. 2023, 7.75%, 2/28/23 (South Africa)		ZAR	11,140,000	838,259

Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)		EUR	350,000	602,510

Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)		EUR	590,000	944,114

Spain (Kingdom of) sr. unsec. bonds 4.40%, 10/31/23 (Spain)		EUR	890,000	1,295,232

Spain (Kingdom of) sr. unsec. unsub. bonds 4.65%, 7/30/25 (Spain)		EUR	440,000	661,741

Spain (Kingdom of) sr. unsec. unsub. bonds 4.00%, 4/30/20 (Spain)		EUR	590,000	778,436

Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%, 10/31/46 (Spain)		EUR	20,000	23,978

Spain (Kingdom of) sr. unsec. unsub. notes 4.10%, 7/30/18 (Spain)		EUR	630,000	779,118

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)			$200,000	216,249

Sweden (Government of) unsec. bonds Ser. 1053, 3.50%, 3/30/39 (Sweden)		SEK	270,000	44,537

Sweden (Government of) unsec. bonds Ser. 1054, 3.50%, 6/1/22 (Sweden)		SEK	6,120,000	885,163

Switzerland (Government of) unsec. bonds 2.00%, 4/28/21 (Switzerland)		CHF	600,000	680,325

Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)		TRY	576,000	166,040

United Kingdom Treasury unsec. bonds 4.00%, 1/22/60 (United Kingdom)		GBP	1,320,000	2,938,808

United Kingdom Treasury unsec. bonds 3.75%, 9/7/19 (United Kingdom)		GBP	920,000	1,303,370

United Kingdom Treasury unsec. bonds 2.75%, 9/7/24 (United Kingdom)		GBP	70,000	104,402

United Kingdom Treasury unsec. notes 1.25%, 7/22/18 (United Kingdom)		GBP	500,000	665,835

United Mexican States sr. unsec. notes Ser. M 20, 10.00%, 12/5/24 (Mexico)		MXN	12,310,000	816,227

United Mexican States sr. unsec. unsub. notes Ser. MTN, 4.75%, 3/8/44 (Mexico)			$440,000	443,410

Total foreign government and agency bonds and notes (cost $98,821,516)				$97,055,794

CORPORATE BONDS AND NOTES (29.6%)(a)
			Principal amount	Value

Basic materials (1.6%)

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5.875%, 6/15/21 (Germany)			$160,000	$179,313

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			153,000	166,196

Cemex Finance, LLC 144A company guaranty sr. notes 9.375%, 10/12/22 (Mexico)			200,000	211,750

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			427,000	440,031

Georgia-Pacific, LLC sr. unsec. unsub. notes 7.75%, 11/15/29			96,000	134,971

Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20			10,000	10,997

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)			187,000	216,181

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			408,000	432,480

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			150,000	152,272

International Paper Co. sr. unsec. notes 8.70%, 6/15/38			6,000	8,852

INVISTA Finance, LLC 144A company guaranty sr. notes 4.25%, 10/15/19			262,000	267,240

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27			456,000	463,474

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26			604,000	606,981

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			229,000	323,911

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			58,000	81,426

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)			156,000	216,106

				3,912,181
Capital goods (0.7%)

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47			436,000	466,078

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26			94,000	97,897

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			253,000	327,135

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47			777,000	815,782

				1,706,892
Communication services (2.8%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6.125%, 3/30/40 (Mexico)			100,000	122,537

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			235,000	243,881

American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26(R)			258,000	255,026

AT&T, Inc. sr. unsec. unsub. bonds 5.15%, 2/14/50			815,000	810,861

AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27			455,000	467,866

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45			498,000	587,044

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25			118,000	126,803

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. 144A company guaranty sr. bonds 5.375%, 5/1/47			192,000	199,053

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455%, 11/15/22			56,000	75,239

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			60,000	80,143

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27			490,000	486,914

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)			476,000	476,295

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)			192,000	214,678

Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)			336,000	339,914

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20			152,000	162,019

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)			34,000	46,916

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 6.40%, 4/30/40			100,000	134,828

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)			150,000	154,581

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21			585,000	593,015

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)			600,000	661,500

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			54,000	50,165

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			390,000	401,700

				6,690,978
Conglomerates (0.1%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5.00%, perpetual maturity			277,000	291,889

				291,889
Consumer cyclicals (3.0%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85%, 3/1/39			92,000	132,914

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)			405,000	407,969

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			155,000	166,455

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27			199,000	190,067

CBS Corp. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/25			254,000	258,190

D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5.75%, 8/15/23			340,000	387,175

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			57,000	62,763

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26			212,000	219,237

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			242,000	241,384

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)			215,000	252,364

Grupo Televisa SAB sr. unsec. unsub. notes 5.00%, 5/13/45 (Mexico)			250,000	248,397

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes 4.25%, 9/1/24			125,000	126,250

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. 144A sr. unsec. bonds 4.875%, 4/1/27			655,000	682,838

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)			49,000	54,717

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			23,000	25,090

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23			128,000	131,017

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			700,000	736,750

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22			220,000	231,000

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			180,000	192,660

Moody's Corp. 144A sr. unsec. bonds 3.25%, 1/15/28			224,000	221,404

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			176,000	177,020

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			146,000	148,134

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25			93,000	95,753

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24			238,000	245,181

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26			156,000	168,552

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			630,000	641,025

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27			268,000	276,375

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27			76,000	76,837

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			128,000	122,038

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25			100,000	106,787

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27			220,000	228,476

				7,254,819
Consumer staples (2.0%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			352,000	395,320

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			160,000	165,491

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39			123,000	192,774

Bacardi, Ltd. 144A unsec. notes 4.50%, 1/15/21 (Bermuda)			230,000	243,802

Constellation Brands, Inc. company guaranty sr. unsec. unsub. bonds 3.70%, 12/6/26			148,000	152,022

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28			46,523	52,701

CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32			286,251	355,615

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45			12,000	11,939

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			68,000	88,752

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			378,000	431,515

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24			277,000	286,617

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes 3.875%, 6/27/24 (Mexico)			550,000	569,276

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4.875%, 6/27/44 (Mexico)			500,000	505,731

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46			185,000	179,756

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40			297,000	372,614

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			481,000	502,842

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26			185,000	185,418

				4,692,185
Energy (4.2%)

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)			79,000	79,097

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)			172,000	173,785

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			206,000	222,480

Cenovus Energy, Inc. 144A sr. unsec. notes 4.25%, 4/15/27 (Canada)			276,000	269,712

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. bonds 5.125%, 6/30/27			315,000	327,994

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			560,000	577,500

DCP Midstream Operating LP company guaranty sr. unsec. notes 3.875%, 3/15/23			193,000	188,175

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22			106,000	107,053

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24			405,000	411,654

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)			310,000	315,038

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41			36,000	42,332

MPLX LP sr. unsec. unsub. notes 4.125%, 3/1/27			252,000	255,751

Nabors Industries, Inc. company guaranty sr. unsec. unsub. notes 4.625%, 9/15/21			244,000	233,630

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41			143,000	85,443

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)			628,000	631,140

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			284,000	333,700

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			543,000	566,756

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.375%, 1/27/21 (Brazil)			225,000	231,188

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)			23,000	7,524

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)			155,000	50,391

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)			315,000	289,214

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)			625,000	666,470

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			1,281,000	1,272,545

Pride International, LLC company guaranty sr. unsec. unsub. notes 7.875%, 8/15/40			425,000	352,750

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28			20,000	20,315

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27			640,000	685,382

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26			144,000	143,005

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)			132,000	152,784

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)			476,000	492,660

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26			140,000	144,921

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			404,000	425,713

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22			124,000	127,742

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			166,000	173,915

				10,057,759
Financials (9.3%)

Aflac, Inc. sr. unsec. notes 6.45%, 8/15/40			23,000	30,176

Air Lease Corp. sr. unsec. notes 3.75%, 2/1/22			100,000	104,433

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			425,000	454,750

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity			172,000	175,870

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			414,000	565,110

Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42			436,000	428,426

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)			385,000	397,994

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			460,000	519,225

Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)			455,000	472,703

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21			324,000	341,693

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)			215,000	230,950

BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)			740,000	767,364

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			256,000	286,602

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25			120,000	122,308

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			156,000	171,568

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26			184,000	198,814

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.90%, perpetual maturity			152,000	164,560

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity			148,000	158,952

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity			59,000	62,024

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46			412,000	437,297

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			220,000	233,750

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)			320,000	388,570

Cooperatieve Rabobank UA 144A jr. unsec. sub. FRN 11.00%, perpetual maturity (Netherlands)			790,000	914,504

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			200,000	215,000

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)			850,000	889,809

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			1,000,000	1,265,040

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			66,000	68,145

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)			484,000	524,005

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27			532,000	542,826

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37			9,000	11,776

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8.125%, 6/15/38			176,000	184,580

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)			124,000	125,499

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			118,000	121,884

HSBC Bank USA, NA unsec. sub. notes 7.00%, 1/15/39			250,000	353,562

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)			456,000	723,617

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			631,000	719,477

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			520,000	652,600

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN 4.151%, 3/15/37			172,000	168,560

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			530,000	605,525

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8.875%, 6/1/39			508,000	825,341

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37			230,000	308,488

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			155,000	164,942

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)			240,000	251,571

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33			30,000	37,951

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			100,000	102,309

Primerica, Inc. sr. unsec. notes 4.75%, 7/15/22			72,000	77,919

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43			72,000	78,840

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44			139,000	147,340

Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40			68,000	91,579

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			127,000	136,551

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)			200,000	216,458

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)			270,000	293,177

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)			275,000	299,750

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39			136,000	185,923

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8.125%, 9/15/17), 3/15/46(STP)			520,000	637,000

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)			209,000	207,464

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26			136,000	182,774

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)			300,000	328,634

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)			579,000	610,700

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			465,000	487,904

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			500,000	555,677

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			699,000	721,452

Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38			276,000	377,937

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)			448,000	468,295

				22,595,524
Health care (1.0%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25			9,000	9,275

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47			492,000	515,249

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27			422,000	427,969

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			88,000	95,260

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			310,000	324,725

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			75,000	79,613

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			144,000	144,720

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			80,000	83,782

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)			352,000	347,105

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)			188,000	187,648

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)			284,000	271,758

				2,487,104
Supra-Nation (1.8%)

European Investment Bank sr. unsec. unsub. bonds 5.625%, 6/7/32 (Supra-Nation)		GBP	1,900,000	3,726,519

European Investment Bank sr. unsec. unsub. notes Ser. EMTN, 4.125%, 4/15/24 (Supra-Nation)		EUR	450,000	672,914

				4,399,433
Technology (0.9%)

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24			$133,000	139,184

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27			477,000	489,581

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			490,000	545,271

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			117,000	152,807

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			594,000	654,707

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18			80,000	83,100

				2,064,650
Transportation (0.3%)

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40			8,000	10,075

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 97-4, Class A, 6.90%, 1/2/18			3,671	3,708

Continental Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 98-1, Class A, 6.648%, 9/15/17			6,431	6,464

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19			30,784	33,862

Norfolk Southern Corp. sr. unsec. unsub. bonds 6.00%, 5/23/11			112,000	139,589

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26			287,000	284,960

Southwest Airlines Co. Pass Through Trust pass-through certificates Ser. 07-1, Class A, 6.15%, 8/1/22			143,272	157,977

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22			25,597	27,768

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26			150,775	155,648

				820,051
Utilities and power (1.9%)

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. FRB 4.45%, 7/15/27			76,000	78,273

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42			33,000	34,642

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32			84,000	109,592

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26			210,000	212,975

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			164,000	173,189

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			130,000	140,075

Energy Transfer Partners LP sr. unsec. unsub. bonds 4.20%, 4/15/27			20,000	20,087

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42			412,000	462,768

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22			168,000	182,254

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44			830,000	965,410

Iberdrola International BV company guaranty sr. unsec. unsub. bonds 6.75%, 7/15/36 (Spain)			155,000	198,641

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			250,000	256,322

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21			32,000	32,856

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67			192,000	184,320

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21			369,000	387,820

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19			530,000	590,323

WEC Energy Group jr. unsec. sub. FRN 3.294%, 5/15/67			664,000	644,266

				4,673,813

Total corporate bonds and notes (cost $68,012,589)				$71,647,278

MORTGAGE-BACKED SECURITIES (23.1%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (8.6%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 20.862%, 4/15/37			$14,112	$21,806
IFB Ser. 3072, Class SM, 19.303%, 11/15/35			45,651	66,456
IFB Ser. 3249, Class PS, 18.231%, 12/15/36			26,801	37,652
IFB Ser. 3065, Class DC, 16.183%, 3/15/35			62,991	91,552
IFB Ser. 2990, Class LB, 13.813%, 6/15/34			38,416	46,221
IFB Ser. 4076, Class MS, IO, 5.474%, 7/15/40			1,819,412	262,996
Ser. 3707, Class PI, IO, 4.50%, 7/15/25			170,450	12,135
Ser. 4355, Class DI, IO, 4.00%, 3/15/44			1,832,838	204,911
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			1,371,126	215,032
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 3.832%, 12/25/27			221,527	227,415
Ser. 4369, Class IA, IO, 3.50%, 7/15/44			1,796,531	296,294
Ser. 4141, Class PI, IO, 3.00%, 12/15/42			2,550,289	297,491
Ser. 4165, Class TI, IO, 3.00%, 12/15/42			6,275,984	639,523
Ser. 4206, Class IP, IO, 3.00%, 12/15/41			2,087,953	207,704
Ser. 3300, PO, zero %, 2/15/37			3,449	2,989
Ser. 3326, Class WF, zero %, 10/15/35			1,810	1,360

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 20.049%, 3/25/36			36,488	56,700
IFB Ser. 07-53, Class SP, 19.682%, 6/25/37			39,675	58,575
IFB Ser. 05-75, Class GS, 16.553%, 8/25/35			28,813	37,645
IFB Ser. 12-58, Class SM, IO, 5.268%, 6/25/42			1,427,478	245,774
IFB Ser. 10-46, Class SB, IO, 5.218%, 5/25/40			412,711	74,595
IFB Ser. 12-103, Class LS, IO, 4.768%, 9/25/42			2,194,760	368,443
Ser. 421, Class C6, IO, 4.00%, 5/25/45			1,134,598	234,108
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42			1,519,413	194,318
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43			1,417,770	154,679
Ser. 13-1, Class MI, IO, 3.00%, 1/25/43			1,567,847	143,536
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			3,247,599	260,457
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42			3,216,056	273,622
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			4,006,844	263,811
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40			2,673,403	277,232
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 2.582%, 1/25/29			339,432	342,212
Ser. 07-64, Class LO, PO, zero %, 7/25/37			4,900	4,538

Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40			1,672,675	390,988
IFB Ser. 13-124, Class BS, IO, 5.422%, 8/20/38			2,924,443	376,522
IFB Ser. 10-171, Class SB, IO, 5.224%, 12/16/40			1,287,495	234,015
Ser. 14-76, IO, 5.00%, 5/20/44			877,907	186,882
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44			1,790,810	349,261
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			293,861	62,343
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			600,943	127,946
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			191,482	40,571
IFB Ser. 16-77, Class SL, IO, 4.922%, 3/20/43			2,798,592	352,229
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45			2,219,055	432,187
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43			1,758,894	353,978
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42			2,910,384	550,063
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			748,449	97,470
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			1,419,263	279,950
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			1,018,568	205,821
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38			366,388	14,674
Ser. 16-19, Class PI, IO, 4.00%, 2/20/46			1,999,143	339,315
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45			4,063,528	621,273
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45			1,664,183	309,372
Ser. 15-64, Class IG, IO, 4.00%, 5/20/45			2,095,615	406,277
Ser. 15-40, IO, 4.00%, 3/20/45			1,536,912	324,485
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44			2,167,003	345,637
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42			612,385	97,805
Ser. 15-94, Class NI, IO, 4.00%, 12/20/41			4,192,142	425,736

Ser. 3597, Class MA 3.50%, 4/20/46(i)			250,812	261,364
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45			3,186,431	506,910
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			996,664	155,220
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42			1,618,732	308,692
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41			1,640,370	212,279
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40			1,372,268	79,276
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39			2,006,534	201,257
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38			1,296,199	158,880
Ser. 13-53, Class PI, IO, 3.00%, 4/20/41			3,342,467	374,323
Ser. 14-115, Class QI, IO, 3.00%, 3/20/29			2,690,949	243,342
Ser. 16-H16, Class EI, IO, 2.725%, 6/20/66			3,852,312	445,327
Ser. 16-H23, Class NI, IO, 2.429%, 10/20/66			4,701,955	598,559
Ser. 17-H04, Class BI, IO, 2.409%, 2/20/67			3,505,919	488,655
Ser. 17-H02, Class BI, IO, 2.321%, 1/20/67			3,754,926	499,893
Ser. 15-H09, Class AI, IO, 2.184%, 4/20/65			6,301,886	591,117
Ser. 17-H11, Class NI, IO, 2.153%, 5/20/67			4,082,904	541,801
Ser. 15-H26, Class DI, IO, 2.067%, 10/20/65			2,988,568	305,432
Ser. 15-H03, Class DI, IO, 2.041%, 1/20/65			5,361,359	488,420
Ser. 16-H07, Class HI, IO, 1.904%, 2/20/66			4,280,270	394,495
Ser. 14-H21, Class AI, IO, 1.745%, 10/20/64			3,172,049	290,243
Ser. 15-H26, Class EI, IO, 1.715%, 10/20/65			3,252,912	291,136
Ser. 15-H25, Class AI, IO, 1.617%, 9/20/65			3,364,489	265,122
Ser. 14-H12, Class BI, IO, 1.556%, 5/20/64			4,125,731	331,709
Ser. 16-H25, Class GI, IO, 1.514%, 11/20/66			4,705,775	289,405

				20,869,439
Commercial mortgage-backed securities (10.6%)

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.254%, 2/10/51			2,781,661	662

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-4, Class XC, IO, 0.024%, 7/10/42			31,644	14

Bayview Commercial Asset Trust 144A
Ser. 06-CD1A, IO, zero %, 7/25/23		CAD	1,429,790	1
Ser. 07-CD1A, IO, zero %, 3/25/21		CAD	345,024	1

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.302%, 3/11/39			$693,446	540,389
FRB Ser. 06-PW11, Class C, 5.302%, 3/11/39 (In default)(NON)			403,000	205,989
FRB Ser. 06-PW14, Class X1, IO, 0.368%, 12/11/38			524,057	7,887

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, 0.059%, 11/15/44			1,369,125	1

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class E, 6.078%, 4/15/44			264,233	128,629
FRB Ser. 11-C2, Class E, 5.753%, 12/15/47			1,053,000	1,068,254

Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47			749,000	781,469

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.428%, 10/15/49			4,985,983	997

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.891%, 5/15/46			315,037	317,623

COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.735%, 7/15/47			393,000	400,153
FRB Ser. 14-CR17, Class C, 4.735%, 5/10/47			478,000	471,652
FRB Ser. 14-UBS6, Class C, 4.465%, 12/10/47			369,000	371,489
Ser. 12-CR2, Class AM, 3.791%, 8/15/45			356,000	371,329
FRB Ser. 12-CR1, Class XA, IO, 1.882%, 5/15/45			2,736,130	201,446
FRB Ser. 14-UBS6, Class XA, IO, 1.03%, 12/10/47			10,275,237	515,817

COMM Mortgage Trust 144A
Ser. 13-LC13, Class AM, 4.557%, 8/10/46			474,000	515,191
Ser. 13-LC13, Class E, 3.719%, 8/10/46			489,000	330,760

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.041%, 1/15/49			924,073	4

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40			29,570	29,874
FRB Ser. 03-C3, Class AX, IO, 2.044%, 5/15/38			51,414	1

Credit Suisse Mortgage Capital Certificates 144A FRB Ser. 06-C4, Class AX, IO, 0.234%, 9/15/39			593,674	4

CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.299%, 4/15/50			285,000	288,214

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.364%, 12/15/49			808,000	828,355

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.346%, 8/10/44			918,000	955,913

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.258%, 12/10/49			10,184,589	22,830

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.582%, 2/10/46			8,790,070	568,718

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.41%, 2/10/46			421,000	407,191
FRB Ser. 13-GC10, Class E, 4.41%, 2/10/46			650,000	512,655

GS Mortgage Securities Trust FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46			149,000	148,151

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45			771,000	748,641
FRB Ser. 11-GC3, Class D, 5.632%, 3/10/44			281,000	287,701

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.569%, 8/15/46			211,000	214,178
FRB Ser. 14-C25, Class C, 4.447%, 11/15/47			419,000	417,387
FRB Ser. 14-C22, Class XA, IO, 0.933%, 9/15/47			7,317,100	363,233
FRB Ser. 13-C12, Class XA, IO, 0.688%, 7/15/45			24,741,157	544,305

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.384%, 12/15/47			251,000	256,798

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.21%, 2/12/51			14,051	14,157
FRB Ser. 06-LDP7, Class B, 5.944%, 4/17/45			914,000	137,100
Ser. 13-C10, Class AS, 3.372%, 12/15/47			133,000	135,286
FRB Ser. 13-LC11, Class XA, IO, 1.419%, 4/15/46			5,338,227	301,129
FRB Ser. 13-C16, Class XA, IO, 1.115%, 12/15/46			11,886,642	502,621
FRB Ser. 06-CB17, Class X, IO, 0.647%, 12/12/43			942,301	13,083
FRB Ser. 06-LDP8, Class X, IO, 0.418%, 5/15/45			526,771	5
FRB Ser. 07-LDPX, Class X, IO, 0.142%, 1/15/49			2,740,930	28,337

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.31%, 2/12/51			301,000	294,980
FRB Ser. 12-C6, Class E, 5.136%, 5/15/45			1,313,000	1,192,335
FRB Ser. 12-C8, Class D, 4.652%, 10/15/45			1,260,000	1,246,392
FRB Ser. 07-CB20, Class X1, IO, 0.151%, 2/12/51			1,008,616	2

LB Commercial Mortgage Trust 144A Ser. 98-C4, Class J, 5.60%, 10/15/35			106,412	107,742

LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO, 0.263%, 2/15/40			82,816	10

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.485%, 9/15/39			3,745,745	27,337
FRB Ser. 07-C2, Class XCL, IO, 0.263%, 2/15/40			530,784	67
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40			46,564	3

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.198%, 4/20/48			373,000	329,978

Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 5.054%, 12/15/49			35,928	1,617

Morgan Stanley Bank of America Merrill Lynch Trust Ser. 12-C5, Class AS, 3.792%, 8/15/45			850,000	888,080

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class XA, IO, 1.808%, 11/15/45			7,046,690	486,222

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			477,000	52,470
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44			228,154	227,013

Morgan Stanley Capital I Trust 144A
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39			86,930	85,974
FRB Ser. 11-C3, Class D, 5.155%, 7/15/49			582,000	605,513
FRB Ser. 05-HQ5, Class X1, IO, 0.015%, 1/14/42			1,266,671	16,923

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.738%, 12/10/45			3,771,243	254,177

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.291%, 10/15/44			357,000	355,808
FRB Ser. 07-C34, IO, 0.327%, 5/15/46			844,220	338

Wells Fargo Commercial Mortgage Trust FRB Ser. 13-LC12, Class C, 4.295%, 7/15/46			363,000	371,639

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47			475,000	493,288
Ser. 13-C18, Class AS, 4.387%, 12/15/46			799,000	862,209
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46			507,000	542,287
Ser. 13-C11, Class AS, 3.311%, 3/15/45			299,000	304,513
FRB Ser. 13-C14, Class XA, IO, 0.809%, 6/15/46			12,538,725	430,956

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.672%, 11/15/44			183,000	200,557
FRB Ser. 11-C5, Class E, 5.672%, 11/15/44			453,000	465,322
FRB Ser. 11-C2, Class D, 5.602%, 2/15/44			447,000	452,364
Ser. 11-C4, Class E, 5.265%, 6/15/44			861,000	831,898
FRB Ser. 12-C10, Class D, 4.456%, 12/15/45			298,000	260,238
FRB Ser. 12-C10, Class XA, IO, 1.633%, 12/15/45			3,803,565	250,655
FRB Ser. 13-C12, Class XA, IO, 1.369%, 3/15/48			1,280,032	63,349

				25,657,880
Residential mortgage-backed securities (non-agency) (3.9%)

BCAP, LLC Trust 144A FRB Ser. 14-RR1, Class 2A2, 2.882%, 1/26/36			1,000,000	874,908

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3, Class M6, 6.107%, 9/25/34			12,196	4,877

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 5.532%, 7/25/25 (Bermuda)			263,015	268,835

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.166%, 5/25/35			682,992	696,652

Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, 1.736%, 8/25/46			378,064	346,297
FRB Ser. 06-OA7, Class 1A2, 1.716%, 6/25/46			799,756	757,449
FRB Ser. 06-OA10, Class 4A1, 1.422%, 8/25/46			693,546	643,056

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 7.132%, 10/25/28			166,780	196,810
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.782%, 4/25/28			735,000	828,663
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, 6.532%, 10/25/28			532,000	620,338
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 6.232%, 7/25/25			20,000	22,091
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 5.232%, 5/25/25			26,230	28,292

MASTR Adjustable Rate Mortgages Trust FRB Ser. 04-13, Class 3A7, 3.323%, 11/21/34			558,786	572,093

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.976%, 2/25/35			209,885	211,197

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47			170,000	140,250

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, 1.412%, 1/25/37			310,807	275,264

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, 2.192%, 7/25/45			736,610	715,543
FRB Ser. 05-AR1, Class A1B, 2.012%, 1/25/45			266,633	245,302
FRB Ser. 05-AR13, Class A1C3, 1.722%, 10/25/45			1,335,211	1,293,522
FRB Ser. 05-AR2, Class 2A1B, 1.602%, 1/25/45			605,493	587,571

				9,329,010

Total mortgage-backed securities (cost $56,532,441)				$55,856,329

PURCHASED SWAP OPTIONS OUTSTANDING (0.4%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.214)/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.214		$15,496,250	$16

Barclays Bank PLC

1.47/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.47		18,595,500	3,533

(0.51)/3 month GBP-LIBOR-BBA/Sep-18	Sep-17/0.51	GBP	15,086,000	2,986

Citibank, N.A.

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		$1,363,700	123,318

2.25/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.25		12,397,000	82,192

(2.57)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		6,198,600	54,114

1.975/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		6,198,600	39,361

(1.975)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		6,198,600	37,935

1.6125/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.6125		24,794,000	35,455

(1.896)/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		3,980,000	34,944

2.57/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		6,198,600	33,658

2.235/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.235		9,297,800	28,637

1.896/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		3,980,000	19,343

(1.091)/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.091	EUR	2,124,800	5,609

2.02/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.02		$9,297,750	4,370

Credit Suisse International

2.2275/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.2275		9,297,800	46,024

2.3724/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.3724		3,122,700	37,160

2.8472/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.8472		3,122,700	11,866

Goldman Sachs International

0.538/3 month GBP-LIBOR-BBA/Oct-18	Oct-17/0.538	GBP	22,947,400	31,791

(2.33)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.33		$9,297,750	30,869

2.525/3 month USD-LIBOR-BBA/Aug-37	Aug-17/2.525		3,099,300	27,367

1.3463/3 month GBP-LIBOR-BBA/Oct-27	Oct-17/1.3463	GBP	2,124,800	26,857

2.015/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.015		$8,052,000	23,753

(1.83)/3 month USD-LIBOR-BBA/Sep-22	Sep-17/1.83		3,769,000	22,199

(2.29625)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.29625		9,293,000	21,560

1.796/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.796		18,595,500	20,083

-0.108/6 month EUR-EURIBOR-Reuters/Aug-19	Aug-17/-0.108	EUR	10,624,000	10,564

1.83/3 month USD-LIBOR-BBA/Sep-22	Sep-17/1.83		$3,769,000	5,277

2.20/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.20		1,352,000	4,773

(2.5975)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.5975		18,595,500	3,533

1.296/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.296		37,191,000	1,116

(2.62125)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.62125		18,586,000	19

(2.234)/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.234		15,496,250	16

(-0.108)/6 month EUR-EURIBOR-Reuters/Aug-19	Aug-17/-0.108	EUR	10,624,000	13

JPMorgan Chase Bank N.A.

1.585/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.585		$18,596,000	15,993

(2.81025)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.81025		12,397,000	5,951

1.479/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.479		18,595,500	4,277

(1.585)/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.585		18,596,000	3,533

1.9685/3 month USD-LIBOR-BBA/Aug-27	Aug-17/1.9685		5,368,000	1,235

Royal Bank of Scotland PLC (The)

(0.5715)/3 month GBP-LIBOR-BBA/Aug-19	Aug-17/0.5715	GBP	10,624,000	15,279

(0.561)/3 month GBP-LIBOR-BBA/Aug-19	Aug-17/0.561	GBP	5,312,000	8,901

0.5715/3 month GBP-LIBOR-BBA/Aug-19	Aug-17/0.5715	GBP	10,624,000	2,663

0.561/3 month GBP-LIBOR-BBA/Aug-19	Aug-17/0.561	GBP	5,312,000	1,051

Total purchased swap options outstanding (cost $1,373,936)				$889,194

ASSET-BACKED SECURITIES (0.2%)(a)
			Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 2.132%, 2/25/49			$558,333	$558,333

Total asset-backed securities (cost $558,333)				$558,333

MUNICIPAL BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7.50%, 4/1/34			$100,000	$145,894

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718%, 1/1/49			95,000	137,355

OH State U. Rev. Bonds (Build America Bonds), 4.91%, 6/1/40			115,000	137,805

Total municipal bonds and notes (cost $310,610)				$421,054

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-17/$100.047		$10,000,000	$48,240

USD/CNH (Put)	Oct-17/CNH 6.70		6,271,850	20,120

USD/CNH (Put)	Oct-17/CNH 6.70		6,271,850	18,985

USD/JPY (Put)	Nov-17/JPY 107.00		3,766,050	36,161

Total purchased options outstanding (cost $150,011)				$123,506

SHORT-TERM INVESTMENTS (7.3%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 1.15%(AFF)		Shares	10,483,283	$10,483,283

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.94%(P)		Shares	470,000	470,000

U.S. Treasury Bills 1.004%, 8/24/17(SEGCCS)			$184,000	183,886

U.S. Treasury Bills 0.972%, 8/17/17(SEGCCS)			228,000	227,902

U.S. Treasury Bills 0.931%, 8/10/17(SEG)(SEGSF)(SEGCCS)			6,184,000	6,182,540

U.S. Treasury Bills 0.929%, 8/3/17(SEGCCS)			174,000	173,991

Total short-term investments (cost $17,721,643)				$17,721,602

TOTAL INVESTMENTS

Total investments (cost $381,248,111)(b)				$382,556,445

FORWARD CURRENCY CONTRACTS at 7/31/17 (aggregate face value $115,344,381) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/17	$1,187,233	$1,126,281	$60,952
	British Pound	Buy	9/20/17	1,159,942	1,133,474	26,468
	Canadian Dollar	Buy	10/18/17	2,456,599	2,362,293	94,306
	Czech Koruna	Buy	9/20/17	242,943	228,545	14,398
	Euro	Buy	9/20/17	1,828,998	1,701,108	127,890
	Indian Rupee	Buy	8/16/17	661,587	655,403	6,184
	Indian Rupee	Sell	8/16/17	661,587	655,802	(5,785)
	Japanese Yen	Buy	8/16/17	1,012,268	997,575	14,693
	Japanese Yen	Sell	8/16/17	1,012,268	1,000,840	(11,428)
	Mexican Peso	Buy	10/18/17	14,522	14,148	374
	New Zealand Dollar	Sell	10/18/17	352,857	342,741	(10,116)
	Norwegian Krone	Sell	9/20/17	690,548	576,235	(114,313)
	Singapore Dollar	Buy	8/16/17	660,779	648,589	12,190
	Singapore Dollar	Sell	8/16/17	660,779	642,114	(18,665)
	Swedish Krona	Buy	9/20/17	711,116	649,222	61,894
Barclays Bank PLC
	Australian Dollar	Sell	10/18/17	7,672	7,344	(328)
	British Pound	Sell	9/20/17	95,946	94,751	(1,195)
	Canadian Dollar	Buy	10/18/17	161	154	7
	Euro	Buy	9/20/17	483,777	461,439	22,338
	Japanese Yen	Buy	8/16/17	620,767	609,518	11,249
	Japanese Yen	Sell	8/16/17	620,767	612,044	(8,723)
	New Zealand Dollar	Sell	10/18/17	29,699	28,809	(890)
	Swedish Krona	Buy	9/20/17	62,422	58,062	4,360
	Swiss Franc	Sell	9/20/17	196,370	202,226	5,856
Citibank, N.A.
	Australian Dollar	Buy	10/18/17	531,558	508,569	22,989
	Brazilian Real	Buy	10/3/17	389,441	399,634	(10,193)
	British Pound	Sell	9/20/17	611,887	606,266	(5,621)
	Canadian Dollar	Sell	10/18/17	453,392	437,151	(16,241)
	Danish Krone	Sell	9/20/17	179,487	170,840	(8,647)
	Euro	Buy	9/20/17	45,577	44,153	1,424
	Japanese Yen	Sell	8/16/17	6,022,198	5,934,994	(87,204)
	Malaysian Ringgit	Buy	8/16/17	986,101	980,848	5,253
	Malaysian Ringgit	Sell	8/16/17	986,101	983,315	(2,786)
	Malaysian Ringgit	Buy	11/15/17	484,484	485,671	(1,187)
	Mexican Peso	Sell	10/18/17	159,483	154,850	(4,633)
	New Taiwan Dollar	Buy	8/16/17	628,211	631,030	(2,819)
	New Taiwan Dollar	Sell	8/16/17	628,211	630,101	1,890
	New Zealand Dollar	Sell	10/18/17	1,416,905	1,374,492	(42,413)
	Norwegian Krone	Buy	9/20/17	650,317	609,643	40,674
	South African Rand	Sell	10/18/17	518,624	515,248	(3,376)
	Swedish Krona	Buy	9/20/17	611,883	586,211	25,672
	Thai Baht	Buy	8/16/17	1,110,720	1,079,666	31,054
	Thai Baht	Sell	8/16/17	1,110,720	1,098,354	(12,366)
	Thai Baht	Buy	11/15/17	571,747	572,533	(786)
Credit Suisse International
	Australian Dollar	Sell	10/18/17	541,228	517,865	(23,363)
	Canadian Dollar	Buy	10/18/17	26,656	25,630	1,026
	Euro	Sell	9/20/17	238,565	231,961	(6,604)
	Japanese Yen	Sell	8/16/17	630,968	618,936	(12,032)
	New Zealand Dollar	Sell	10/18/17	314,610	305,182	(9,428)
	Norwegian Krone	Sell	9/20/17	289,014	269,209	(19,805)
	Swedish Krona	Sell	9/20/17	585,703	547,278	(38,425)
Goldman Sachs International
	Australian Dollar	Sell	10/18/17	641,050	607,355	(33,695)
	British Pound	Sell	9/20/17	3,585,552	3,467,588	(117,964)
	Canadian Dollar	Buy	10/18/17	12,124	10,992	1,132
	Euro	Buy	9/20/17	1,839,563	1,854,223	(14,660)
	Indian Rupee	Buy	8/16/17	1,289,240	1,280,147	9,093
	Indian Rupee	Sell	8/16/17	1,289,240	1,277,859	(11,381)
	Indonesian Rupiah	Buy	11/15/17	599,503	600,005	(502)
	Japanese Yen	Buy	8/16/17	12,011,057	12,092,381	(81,324)
	Japanese Yen	Sell	8/16/17	12,114,447	11,938,485	(175,962)
	New Zealand Dollar	Buy	10/18/17	424,854	410,207	14,647
	Norwegian Krone	Sell	9/20/17	756,993	673,456	(83,537)
	Russian Ruble	Buy	9/20/17	218,872	228,148	(9,276)
	South African Rand	Buy	10/18/17	38,318	38,093	225
	Swedish Krona	Buy	9/20/17	666,729	586,721	80,008
	Swiss Franc	Buy	9/20/17	635,480	635,481	(1)
	Swiss Franc	Sell	9/20/17	634,028	639,886	5,858
	Turkish Lira	Buy	9/20/17	605,661	601,195	4,466
HSBC Bank USA, National Association
	Canadian Dollar	Buy	10/18/17	44,561	36,684	7,877
	Euro	Buy	9/20/17	888,269	821,761	66,508
	New Zealand Dollar	Buy	10/18/17	1,279,587	1,241,619	37,968
	Singapore Dollar	Buy	8/16/17	641,958	630,148	11,810
	Singapore Dollar	Sell	8/16/17	641,958	626,348	(15,610)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/17	465,222	451,760	13,462
	British Pound	Buy	9/20/17	687,481	662,160	25,321
	Canadian Dollar	Sell	10/18/17	608,670	605,924	(2,746)
	Euro	Buy	9/20/17	9,196,030	8,719,003	477,027
	Indonesian Rupiah	Buy	11/15/17	599,503	599,204	299
	Japanese Yen	Sell	8/16/17	4,088,415	4,028,487	(59,928)
	New Zealand Dollar	Buy	10/18/17	343,783	345,360	(1,577)
	Norwegian Krone	Sell	9/20/17	793,036	731,459	(61,577)
	Singapore Dollar	Buy	8/16/17	262,378	254,371	8,007
	South African Rand	Sell	10/18/17	576,809	582,821	6,012
	South Korean Won	Buy	8/16/17	2,276,532	2,256,845	19,687
	Swedish Krona	Buy	9/20/17	1,374,343	1,333,145	41,198
	Swiss Franc	Buy	9/20/17	492,948	491,714	1,234
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/18/17	666,865	638,491	28,374
	Euro	Sell	9/20/17	176,134	187,100	10,966
	Japanese Yen	Sell	8/16/17	505,369	497,861	(7,508)
	New Zealand Dollar	Buy	10/18/17	643,918	624,932	18,986
	Norwegian Krone	Sell	9/20/17	399,396	333,544	(65,852)
	Swedish Krona	Buy	9/20/17	1,277,866	1,208,655	69,211
	Turkish Lira	Buy	9/20/17	456,485	454,827	1,658
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/17	6,474	6,194	280
	British Pound	Sell	9/20/17	655,895	627,965	(27,930)
	Canadian Dollar	Buy	10/18/17	23,525	22,653	872
	Euro	Buy	9/20/17	507,871	499,946	7,925
	Hungarian Forint	Buy	9/20/17	254,494	239,249	15,245
	Israeli Shekel	Buy	10/18/17	155,182	158,005	(2,823)
	Japanese Yen	Buy	8/16/17	297,177	298,833	(1,656)
	Japanese Yen	Sell	8/16/17	297,177	293,510	(3,667)
	New Zealand Dollar	Buy	10/18/17	924,180	901,070	23,110
	Norwegian Krone	Buy	9/20/17	633,817	607,620	26,197
	Norwegian Krone	Sell	9/20/17	650,725	605,322	(45,403)
	Polish Zloty	Sell	9/20/17	158,601	153,231	(5,370)
	Singapore Dollar	Buy	8/16/17	660,631	652,329	8,302
	Singapore Dollar	Sell	8/16/17	660,631	642,092	(18,539)
	Swedish Krona	Sell	9/20/17	103,482	189,244	85,762
UBS AG
	Australian Dollar	Sell	10/18/17	952,504	933,248	(19,256)
	British Pound	Sell	9/20/17	617,438	605,787	(11,651)
	Canadian Dollar	Buy	10/18/17	39,582	38,370	1,212
	Euro	Sell	9/20/17	792,962	785,035	(7,927)
	Japanese Yen	Sell	8/16/17	645,945	644,962	(983)
	New Zealand Dollar	Sell	10/18/17	642,493	623,243	(19,250)
	Norwegian Krone	Buy	9/20/17	876,910	903,638	(26,728)
	Swedish Krona	Buy	9/20/17	1,747,618	1,650,623	96,995
	Turkish Lira	Buy	9/20/17	10,887	10,661	226
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/17	174,389	167,946	6,443
	Canadian Dollar	Sell	10/18/17	606,663	604,814	(1,849)
	Euro	Sell	9/20/17	1,205,762	1,171,618	(34,144)
	Japanese Yen	Buy	8/16/17	312,212	308,433	3,779
	Japanese Yen	Sell	8/16/17	312,212	307,799	(4,413)
	New Zealand Dollar	Buy	10/18/17	265,562	256,149	9,413

Total						$385,875

FUTURES CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	3	$330,355	Sep-17	$(18,466)
Euro-Bobl 5 yr (Long)	8	1,250,661	Sep-17	(9,019)
Euro-Bund 10 yr (Long)	10	1,917,165	Sep-17	(30,214)
Euro-Bund 10 yr (Short)	28	5,368,061	Sep-17	83,784
Euro-Buxl 30 yr (Short)	8	1,535,342	Sep-17	40,890
Euro-OAT 10 yr (Short)	8	1,409,007	Sep-17	7,697
Euro-Schatz 2 yr (Short)	21	2,786,039	Sep-17	1,559
Japanese Government Bond 10 yr (Short)	10	13,620,572	Sep-17	29,893
U.S. Treasury Bond 30 yr (Short)	12	1,835,625	Sep-17	(4,711)
U.S. Treasury Bond Ultra 30 yr (Long)	49	8,060,500	Sep-17	61,152
U.S. Treasury Note 2 yr (Short)	3	649,031	Sep-17	228
U.S. Treasury Note 5 yr (Short)	39	4,607,789	Sep-17	(1,882)
U.S. Treasury Note 10 yr (Long)	95	11,959,609	Sep-17	553
U.S. Treasury Note 10 yr (Short)	114	14,351,531	Sep-17	(2,664)
U.S. Treasury Note Ultra 10 yr (Long)	27	3,646,266	Sep-17	1,423

Total				$160,223

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/17 (premiums $1,909,832) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.404/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.404		$30,992,500	$31
Barclays Bank PLC

1.736/3 month USD-LIBOR-BBA/Sep-18	Sep-17/1.736		18,592,000	19
(1.8295)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.8295		18,595,500	3,533
Citibank, N.A.

2.551/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.551		18,595,500	186
2.5225/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.5225		9,297,750	2,975
1.291/6 month EUR-EURIBOR-Reuters/Jul-23	Jul-18/1.291	EUR	3,378,000	5,798
(1.642)/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642		$12,397,000	18,967
(2.0625)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/2.0625		24,794,000	28,761
1.642/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642		12,397,000	30,993
(2.257)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257		6,198,600	69,920
2.257/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257		6,198,600	89,260
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208		6,198,500	113,742
Credit Suisse International

2.4475/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.4475		9,297,800	10,692
(2.0385)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.0385		18,595,500	15,062
(2.5816)/3 month USD-LIBOR-BBA/Aug-37	Aug-17/2.5816		3,122,700	46,216
Goldman Sachs International

(0.15875)/6 month EUR-EURIBOR-Reuters/Aug-22	Aug-17/0.15875	EUR	4,249,600	5
2.419/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.419		$30,992,500	31
0.36125/6 month EUR-EURIBOR-Reuters/Aug-22	Aug-17/0.36125	EUR	4,249,600	50
(1.563)/3 month USD-LIBOR-BBA/Sep-19	Sep-17/1.563		$12,397,000	5,207
(2.3025)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.3025		676,000	5,509
(2.805)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.805		3,099,300	7,624
2.41625/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.41625		27,879,000	9,758
2.62/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.62		8,052,000	16,023
1.563/3 month USD-LIBOR-BBA/Sep-19	Sep-17/1.563		12,397,000	19,711
(1.619)/3 month USD-LIBOR-BBA/Oct-18	Oct-17/1.619		55,786,500	22,315
(2.31)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.31		3,099,300	23,183
(1.60)/3 month GBP-LIBOR-BBA/Oct-47	Oct-17/1.60	GBP	828,700	23,224
2.46/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.46		$27,893,250	25,662
(0.779)/3 month GBP-LIBOR-BBA/Oct-20	Oct-17/0.779	GBP	7,649,100	26,442
JPMorgan Chase Bank N.A.

2.5385/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.5385		$5,368,000	1,396
1.993/3 month USD-LIBOR-BBA/Oct-20	Oct-17/1.993		6,199,000	2,542
(1.98)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.98		18,595,500	2,603
2.534/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.534		6,198,500	16,550
(1.783)/3 month USD-LIBOR-BBA/Oct-20	Oct-17/1.783		6,199,000	17,171
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00		3,723,000	131,423
Royal Bank of Scotland PLC (The)

(1.005)/3 month GBP-LIBOR-BBA/Aug-27	Aug-17/1.005	GBP	1,062,400	28
(1.0436)/3 month GBP-LIBOR-BBA/Aug-27	Aug-17/1.0436	GBP	2,124,800	112
1.267/3 month GBP-LIBOR-BBA/Aug-27	Aug-17/1.267	GBP	1,062,400	8,733
1.3056/3 month GBP-LIBOR-BBA/Aug-27	Aug-17/1.3056	GBP	2,124,800	11,634

Total				$813,091

WRITTEN OPTIONS OUTSTANDING at 7/31/17 (premiums $93,028) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-17/$99.609	$10,000,000	$29,950
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Sep-17/99.172	10,000,000	17,590
USD/CNH (Put)	Oct-17/CNH 6.60	6,271,850	4,240
USD/CNH (Put)	Oct-17/CNH 6.60	6,271,850	3,656
USD/JPY (Put)	Nov-17/JPY 103.00	3,766,050	13,392

Total			$68,828

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	$3,099,300	$(121,183)	$5,052
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	1,859,600	(65,551)	149
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	1,859,600	(199,535)	(558)
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	3,099,300	(61,986)	(2,015)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	1,859,600	(199,535)	(4,686)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	3,099,300	(61,986)	(7,221)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	3,099,300	(121,183)	(8,089)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	1,859,600	(65,551)	(31,576)
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	1,859,600	168,015	57,648
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	1,859,600	168,015	21,423
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	3,099,300	119,168	16,953
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	3,099,300	119,168	(1,364)
Barclays Bank PLC

2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	1,859,600	(25,941)	4,705
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	3,099,300	(61,986)	(2,139)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	3,099,300	(61,986)	(7,097)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	1,859,600	(25,941)	(16,216)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	3,099,300	(121,183)	4,587
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	3,099,300	(121,183)	(7,655)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	3,099,300	119,323	16,178
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	3,099,300	118,703	(806)
Goldman Sachs International

2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	371,900	(46,952)	956
1.995/3 month USD-LIBOR-BBA/Oct-27 (Purchased)	Oct-17/1.995	8,052,000	(21,740)	48
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	371,900	(46,952)	(1,480)
2.60/3 month USD-LIBOR-BBA/Oct-27 (Written)	Oct-17/2.60	8,052,000	21,740	2,561
JPMorgan Chase Bank N.A.

2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,859,600	(259,647)	5,133
1.9777/3 month USD-LIBOR-BBA/Sep-27 (Purchased)	Sep-17/1.9777	8,052,000	(11,058)	16
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	1,859,600	(259,646)	(44,593)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	1,859,600	176,569	70,236
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	1,859,600	176,569	3,570
2.5777/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-17/2.5777	8,052,000	11,058	733

Total			$(762,397)	$74,453

TBA SALE COMMITMENTS OUTSTANDING at 7/31/17 (proceeds receivable $75,035,469) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.50%, 8/1/47	$1,000,000	8/14/17	$1,073,594
Federal National Mortgage Association, 4.00%, 8/1/47	5,000,000	8/14/17	5,264,453
Federal National Mortgage Association, 3.50%, 8/1/47	37,000,000	8/14/17	38,092,654
Federal National Mortgage Association, 3.00%, 8/1/47	19,000,000	8/14/17	19,031,172
Federal National Mortgage Association, 2.50%, 8/1/47	9,000,000	8/14/17	8,699,765
Government National Mortgage Association, 3.50%, 8/1/47	3,000,000	8/21/17	3,117,188

Total			$75,278,826

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International
KRW	6,086,000,000	$—	12/9/21	3 month KRW-CD-KSDA-BLOOMBERG	1.67%	$(12,695)
JPMorgan Chase Bank N.A.
MYR	3,770,000	—	11/14/21	3 month MYR-KLIBOR-BNM	4.08%	13,628
THB	42,200,000	—	11/16/21	6 month THB-SIBOR-THFX6M	2.07%	11,698

Total		$—	$12,631

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$41,433,800	(E)	$83,819	9/20/19	1.70%	3 month USD-LIBOR-BBA	$30,121
		6,198,500		16,654	7/12/27	3 month USD-LIBOR-BBA	2.291%	47,384
		9,297,750		(55,910)	7/18/27	2.124%	3 month USD-LIBOR-BBA	42,079
		18,595,500		55,540	7/18/27	3 month USD-LIBOR-BBA	2.204%	(4,469)
		1,815,000	(E)	(3,558)	9/20/22	1.95%	3 month USD-LIBOR-BBA	(5,186)
		6,407,000	(E)	26,079	9/20/27	3 month USD-LIBOR-BBA	2.25%	16,982
		3,099,250		19,794	7/25/27	3 month USD-LIBOR-BBA	2.132%	(11,491)
		2,516,500		(19,300)	7/25/47	2.488%	3 month USD-LIBOR-BBA	15,792
		49,238,100	(E)	255,416	9/20/27	2.20%	3 month USD-LIBOR-BBA	549,562
		31,556,100	(E)	66,319	9/20/22	1.90%	3 month USD-LIBOR-BBA	113,527
		2,619,200	(E)	27,615	9/20/47	2.45%	3 month USD-LIBOR-BBA	90,861
		6,779,900		(90)	6/27/27	2.15%	3 month USD-LIBOR-BBA	49,782
		4,200,000		(56)	6/26/27	3 month USD-LIBOR-BBA	2.11504%	(44,316)
		3,099,250		12,438	7/13/27	3 month USD-LIBOR-BBA	2.18%	(3,758)
		3,468,300		(46)	7/10/27	2.34267%	3 month USD-LIBOR-BBA	(33,818)
		3,468,300		(46)	7/10/27	2.34955%	3 month USD-LIBOR-BBA	(35,999)
		3,468,300		(46)	7/10/27	2.35263%	3 month USD-LIBOR-BBA	(36,977)
		67,600	(E)	(1)	8/7/27	2.3625%	3 month USD-LIBOR-BBA	(708)
		1,734,100		(23)	7/10/27	2.3575%	3 month USD-LIBOR-BBA	(19,258)
		4,650,000		(62)	7/11/27	3 month USD-LIBOR-BBA	2.361%	52,875
		72,000	(E)	(1)	8/9/27	2.3725%	3 month USD-LIBOR-BBA	(816)
		4,871,000		(65)	7/13/27	2.34524%	3 month USD-LIBOR-BBA	(48,179)
		4,871,000		(65)	7/13/27	2.34667%	3 month USD-LIBOR-BBA	(48,815)
		545,000		(7)	7/19/27	2.264%	3 month USD-LIBOR-BBA	(1,219)
		548,000		(7)	7/20/27	2.202%	3 month USD-LIBOR-BBA	1,901
		3,194,000		(42)	7/25/27	3 month USD-LIBOR-BBA	2.22%	(6,600)
		3,531,000		(47)	7/25/27	2.20843%	3 month USD-LIBOR-BBA	10,940
		1,395,000	(E)	(20)	8/30/27	2.27%	3 month USD-LIBOR-BBA	(1,744)
		144,000	(E)	(2)	8/7/27	3 month USD-LIBOR-BBA	2.27%	289
		4,456,000		(59)	7/28/27	2.274%	3 month USD-LIBOR-BBA	(12,434)
		199,173	(E)	(3)	8/9/27	3 month USD-LIBOR-BBA	2.275%	479
		1,718,000	(E)	(24)	10/3/27	2.2777%	3 month USD-LIBOR-BBA	(1,409)
		2,362,000	(E)	(33)	11/2/27	2.295%	3 month USD-LIBOR-BBA	(3,026)
	AUD	9,898,000		30,771	6/28/22	2.60%	6 month AUD-BBR-BBSW	(39,846)
	AUD	1,176,000		(7,037)	6/28/27	6 month AUD-BBR-BBSW	3.00%	5,267
	AUD	180,000		519	6/28/27	6 month AUD-BBR-BBSW	3.001%	2,508
	AUD	1,520,000		(9,641)	6/28/22	6 month AUD-BBR-BBSW	2.601%	1,460
	BRL	6,060,615		(17)	1/2/23	Brazil Cetip Interbank Deposit Rate Over	0.00%	(1,983)
	BRL	2,744,859		(7)	1/2/23	0.00%	Brazil Cetip Interbank Deposit Rate Over	(103,894)
	BRL	3,036,045		(8)	1/2/23	Brazil Cetip Interbank Deposit Rate Over	0.00%	44,987
	BRL	11,772,640		(14)	1/2/19	0.00%	Brazil Cetip Interbank Deposit Rate Over	(49,428)
	CAD	1,250,000		(6,781)	6/21/27	3 month CAD-BA-CDOR	2.151%	(19,503)
	CAD	1,010,000		(4,559)	6/21/47	3 month CAD-BA-CDOR	2.501%	(32,236)
	CAD	1,220,000		(3,705)	6/21/22	3 month CAD-BA-CDOR	1.701%	(14,274)
	CAD	2,584,000	(E)	(51,776)	9/20/27	1.95%	3 month CAD-BA-CDOR	23,012
	CAD	10,000	(E)	(10)	9/20/22	3 month CAD-BA-CDOR	1.60%	(165)
	CHF	8,079,000	(E)	(44,074)	9/20/22	6 month CHF-LIBOR-BBA	0.30%	19,717
	CHF	1,351,000	(E)	23,395	9/20/27	6 month CHF-LIBOR-BBA	0.15%	(5,140)
	CZK	8,330,000		(5)	7/13/27	1.35%	6 month CZK-PRIBOR-PRBO	2,179
	EUR	2,376,000	(E)	(9)	2/18/20	1 day EUR-EURIBOR-REUTERS	0.124%	902
	EUR	2,376,000	(E)	(9)	2/18/20	1 day EUR-EURIBOR-REUTERS	0.104%	328
	EUR	5,140,000		(41,321)	6/21/22	6 month EUR-EURIBOR-REUTERS	0.401%	4,968
	EUR	6,400,000		(119,966)	6/21/27	6 month EUR-EURIBOR-REUTERS	1.001%	(60,288)
	EUR	11,320,000		(8,720)	6/21/19	0.051%	6 month EUR-EURIBOR-REUTERS	23,961
	EUR	110,000		(3,138)	6/21/47	6 month EUR-EURIBOR-REUTERS	1.501%	(6,420)
	EUR	5,716,000		(50)	4/26/22	0.21%	6 month EUR-EURIBOR-REUTERS	1,231
	EUR	5,724,000		(50)	5/4/22	0.21%	6 month EUR-EURIBOR-REUTERS	2,986
	EUR	7,869,000	(E)	(64,429)	9/20/22	0.20%	6 month EUR-EURIBOR-REUTERS	(10,969)
	EUR	11,025,000	(E)	113,015	9/20/27	6 month EUR-EURIBOR-REUTERS	0.80%	(115,581)
	GBP	1,078,000	(E)	(20)	1/19/32	1.912%	6 month GBP-LIBOR-BBA	(13,420)
	GBP	1,330,000		(8,201)	6/21/27	1.251%	6 month GBP-LIBOR-BBA	(3,997)
	GBP	4,310,000		24,227	6/21/22	6 month GBP-LIBOR-BBA	0.801%	1,558
	GBP	13,442,000	(E)	(107,330)	9/20/22	0.75%	6 month GBP-LIBOR-BBA	48,528
	GBP	313,000	(E)	(6,645)	9/20/27	1.15%	6 month GBP-LIBOR-BBA	(148)
	JPY	97,000,000		(34)	9/2/43	1.87875%	6 month JPY-LIBOR-BBA	(238,784)
	MXN	18,821,000		—	1/1/26	1 month MXN-TIIE-BANXICO	6.16%	(62,565)
	MXN	21,780,000		—	10/6/21	1 month MXN-TIIE-BANXICO	5.93%	(41,331)
	MXN	6,330,000		(4)	12/24/26	8.12%	1 month MXN-TIIE-BANXICO	(25,819)
	MXN	6,240,000		(4)	1/7/27	8.20%	1 month MXN-TIIE-BANXICO	(27,604)
	MXN	4,805,000		(5)	3/12/32	1 month MXN-TIIE-BANXICO	7.67%	8,430
	NOK	34,595,000	(E)	(24,486)	9/20/22	1.45%	6 month NOK-NIBOR-NIBR	2,855
	NOK	20,698,000	(E)	11,603	9/20/27	6 month NOK-NIBOR-NIBR	1.90%	(21,562)
	NZD	5,333,000	(E)	(14)	3/29/20	3 month NZD-BBR-FRA	3.0475%	14,076
	NZD	1,683,000	(E)	(10,562)	9/20/22	2.75%	3 month NZD-BBR-FRA	(7,384)
	NZD	4,720,000	(E)	16,459	9/20/27	3 month NZD-BBR-FRA	3.25%	(2,888)
	SEK	76,451,000	(E)	(39,223)	9/20/22	0.30%	3 month SEK-STIBOR-SIDE	66,498
	SEK	4,721,000	(E)	12,109	9/20/27	3 month SEK-STIBOR-SIDE	1.10%	(1,310)
	ZAR	4,010,000		(4)	10/11/26	8.32625%	3 month ZAR-JIBAR-SAFEX	(11,173)
	ZAR	19,400,000		(6)	3/9/19	3 month ZAR-JIBAR-SAFEX	7.305%	11,157

	Total			$154,395	$71,248
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$337,799	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(973)
Barclays Bank PLC
	113,383	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(505)
	337,079	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(971)
	2,267	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2
	251,334	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	766
	181,452	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	553
	40,680	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(104)
	396,572	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(441)
	167,595	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(186)
	216,188	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	195
	389,558	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,381
	183,311	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	375
	287,124	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	498
	5,559,369	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	12,214
	1,008,588	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,129)
	1,459,000	—	7/3/22	(1.9225%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	438
	1,459,000	—	7/3/27	2.085%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(2,116)
	1,679,000	—	7/5/22	(1.89%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	3,375
	1,679,000	—	7/5/27	2.05%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(8,429)
EUR	1,446,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	4,143
EUR	723,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	2,722
EUR	1,029,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	4,483
Citibank, N.A.
	$105,562	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	232
EUR	3,610,000	—	7/15/27	(1.40%)	Eurostat Eurozone HICP excluding tobacco	17,997
EUR	3,610,000	—	7/15/37	1.71%	Eurostat Eurozone HICP excluding tobacco	(42,341)
Credit Suisse International
	$446,244	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	175
	284,204	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	1,737
	268,875	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(676)
	74,221	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(152)
	636,151	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,226)
	558,675	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,833)
	565,003	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(2,921)
	1,197,434	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,449
Goldman Sachs International
	85,652	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	43
	15,394	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	14
	281,481	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,253)
	281,481	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,253)
	22,116	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(134)
	26,531	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(161)
	501,112	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,045)
	794,894	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,538)
	418,573	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,863)
	468,677	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,865
	322,786	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(661)
	673,081	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(1,693)
	554,458	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,812)
EUR	5,206,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(3,790)
EUR	1,719,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(1,252)
EUR	1,446,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	11,332
EUR	1,446,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	8,525
JPMorgan Chase Bank N.A.
	$522,556	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,505)
	468,677	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,865
JPMorgan Securities LLC
	213,696	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	437
	941,956	—	1/12/44	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,369
	1,889,810	—	1/12/42	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,412
	367,555	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	408

Total		$—	$(1,958)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$2,666	$39,000	5/11/63	300 bp	$(1,734)
	CMBX NA BBB-.6 Index	BBB-/P	5,303	88,000	5/11/63	300 bp	(4,625)
	CMBX NA BBB-.6 Index	BBB-/P	10,865	176,000	5/11/63	300 bp	(8,990)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	8,521	262,000	5/11/63	200 bp	1,208
	CMBX NA A.6 Index	A/P	9,631	307,000	5/11/63	200 bp	1,063
	CMBX NA A.6 Index	A/P	17,943	341,000	5/11/63	200 bp	8,425
	CMBX NA A.6 Index	A/P	35,222	731,000	5/11/63	200 bp	14,819
	CMBX NA A.6 Index	A/P	40,288	828,000	5/11/63	200 bp	17,178
	CMBX NA BB.7 Index	—	(22,734)	1,288,000	5/11/63	(500 bp)	220,089
	CMBX NA BB.7 Index	—	(60,696)	369,000	1/17/47	(500 bp)	(3,232)
	CMBX NA BBB-.6 Index	BBB-/P	12,917	102,000	5/11/63	300 bp	1,410
	CMBX NA BBB-.6 Index	BBB-/P	18,711	177,000	5/11/63	300 bp	(1,258)
	CMBX NA BBB-.6 Index	BBB-/P	23,104	199,000	5/11/63	300 bp	653
	CMBX NA BBB-.6 Index	BBB-/P	360,322	3,370,000	5/11/63	300 bp	(19,869)
	CMBX NA BBB-.7 Index	BBB-/P	15,493	196,000	1/17/47	300 bp	(1,759)
	Goldman Sachs International
	CMBX NA BB.6 Index	—	(38,567)	377,000	5/11/63	(500 bp)	32,507
	CMBX NA BB.7 Index	—	(6,053)	40,000	1/17/47	(500 bp)	176
	CMBX NA A.6 Index	A/P	10,274	184,000	5/11/63	200 bp	5,139
	CMBX NA A.6 Index	A/P	9,804	199,000	5/11/63	200 bp	4,249
	CMBX NA A.6 Index	A/P	8,044	264,000	5/11/63	200 bp	675
	CMBX NA A.6 Index	A/P	8,165	264,000	5/11/63	200 bp	797
	CMBX NA A.6 Index	A/P	9,631	307,000	5/11/63	200 bp	1,063
	CMBX NA A.6 Index	A/P	16,946	333,000	5/11/63	200 bp	7,652
	CMBX NA A.6 Index	A/P	18,006	346,000	5/11/63	200 bp	8,349
	CMBX NA A.6 Index	A/P	17,515	346,000	5/11/63	200 bp	7,858
	CMBX NA A.6 Index	A/P	17,515	346,000	5/11/63	200 bp	7,858
	CMBX NA A.7 Index	A/P	12,352	245,000	1/17/47	200 bp	8,503
	CMBX NA BB.7 Index	—	(45,077)	222,000	1/17/47	(500 bp)	(10,505)
	CMBX NA BB.7 Index	—	(16,057)	98,000	1/17/47	(500 bp)	(795)
	CMBX NA BBB-.6 Index	BBB-/P	1,407	13,000	5/11/63	300 bp	(59)
	CMBX NA BBB-.6 Index	BBB-/P	2,976	27,000	5/11/63	300 bp	(70)
	CMBX NA BBB-.6 Index	BBB-/P	1,826	35,000	5/11/63	300 bp	(2,123)
	CMBX NA BBB-.6 Index	BBB-/P	7,929	73,000	5/11/63	300 bp	(306)
	CMBX NA BBB-.6 Index	BBB-/P	7,899	73,000	5/11/63	300 bp	(337)
	CMBX NA BBB-.6 Index	BBB-/P	6,093	77,000	5/11/63	300 bp	(2,594)
	CMBX NA BBB-.6 Index	BBB-/P	11,382	97,000	5/11/63	300 bp	439
	CMBX NA BBB-.6 Index	BBB-/P	10,491	154,000	5/11/63	300 bp	(6,882)
	CMBX NA BBB-.6 Index	BBB-/P	21,307	175,000	5/11/63	300 bp	1,564
	CMBX NA BBB-.6 Index	BBB-/P	48,302	515,000	5/11/63	300 bp	(9,799)
	CMBX NA BBB-.6 Index	BBB-/P	46,305	616,000	5/11/63	300 bp	(23,191)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	9,807	181,000	5/11/63	200 bp	4,755
	CMBX NA A.6 Index	A/P	9,756	183,000	5/11/63	200 bp	4,648
	CMBX NA A.6 Index	A/P	10,055	307,000	5/11/63	200 bp	1,486
	CMBX NA A.6 Index	A/P	10,728	374,000	5/11/63	200 bp	248
	CMBX NA A.6 Index	A/P	11,523	381,000	5/11/63	200 bp	889
	CMBX NA A.6 Index	A/P	20,955	386,000	5/11/63	200 bp	10,182
	CMBX NA A.6 Index	A/P	15,578	472,000	5/11/63	200 bp	2,404
	CMBX NA BB.6 Index	—	(12,630)	95,000	5/11/63	(500 bp)	5,280
	CMBX NA BB.6 Index	—	(9,842)	70,000	5/11/63	(500 bp)	3,355
	CMBX NA BB.6 Index	—	(7,479)	52,000	5/11/63	(500 bp)	2,325
	CMBX NA BB.7 Index	—	(20,201)	118,000	1/17/47	(500 bp)	(1,825)
	CMBX NA BB.7 Index	—	(9,257)	57,000	1/17/47	(500 bp)	(381)
	CMBX NA BBB-.6 Index	BBB-/P	1,752	12,000	5/11/63	300 bp	398
	CMBX NA BBB-.6 Index	BBB-/P	1,428	13,000	5/11/63	300 bp	(39)
	CMBX NA BBB-.6 Index	BBB-/P	1,049	17,000	5/11/63	300 bp	(869)
	CMBX NA BBB-.6 Index	BBB-/P	2,201	20,000	5/11/63	300 bp	(55)
	CMBX NA BBB-.6 Index	BBB-/P	2,837	25,000	5/11/63	300 bp	17
	CMBX NA BBB-.6 Index	BBB-/P	2,843	25,000	5/11/63	300 bp	22
	CMBX NA BBB-.6 Index	BBB-/P	3,178	26,000	5/11/63	300 bp	244
	CMBX NA BBB-.6 Index	BBB-/P	3,178	26,000	5/11/63	300 bp	244
	CMBX NA BBB-.6 Index	BBB-/P	3,642	33,000	5/11/63	300 bp	(81)
	CMBX NA BBB-.6 Index	BBB-/P	2,241	35,000	5/11/63	300 bp	(1,708)
	CMBX NA BBB-.6 Index	BBB-/P	1,865	35,000	5/11/63	300 bp	(2,084)
	CMBX NA BBB-.6 Index	BBB-/P	1,783	35,000	5/11/63	300 bp	(2,166)
	CMBX NA BBB-.6 Index	BBB-/P	6,125	49,000	5/11/63	300 bp	597
	CMBX NA BBB-.6 Index	BBB-/P	6,470	58,000	5/11/63	300 bp	(73)
	CMBX NA BBB-.6 Index	BBB-/P	5,317	77,000	5/11/63	300 bp	(3,370)
	CMBX NA BBB-.6 Index	BBB-/P	10,154	82,000	5/11/63	300 bp	903
	CMBX NA BBB-.6 Index	BBB-/P	12,394	86,000	5/11/63	300 bp	2,691
	CMBX NA BBB-.6 Index	BBB-/P	14,850	102,000	5/11/63	300 bp	3,343
	CMBX NA BBB-.6 Index	BBB-/P	12,891	116,000	5/11/63	300 bp	(195)
	CMBX NA BBB-.6 Index	BBB-/P	5,257	119,000	5/11/63	300 bp	(8,168)
	CMBX NA BBB-.6 Index	BBB-/P	29,457	199,000	5/11/63	300 bp	7,007
	CMBX NA BBB-.6 Index	BBB-/P	29,457	199,000	5/11/63	300 bp	7,007
	CMBX NA BBB-.6 Index	BBB-/P	18,909	231,000	5/11/63	300 bp	(7,152)
	CMBX NA BBB-.6 Index	BBB-/P	30,584	247,000	5/11/63	300 bp	2,719
	CMBX NA BBB-.6 Index	BBB-/P	31,054	396,000	5/11/63	300 bp	(13,622)
	CMBX NA BBB-.6 Index	BBB-/P	97,805	1,159,000	5/11/63	300 bp	(32,950)
	CMBX NA BBB-.7 Index	BBB-/P	4,724	48,000	1/17/47	300 bp	499
	CMBX NA BBB-.7 Index	BBB-/P	1,621	62,000	1/17/47	300 bp	(3,836)
	CMBX NA BBB-.7 Index	BBB-/P	4,694	89,000	1/17/47	300 bp	(3,139)
	CMBX NA BBB-.7 Index	BBB-/P	4,980	90,000	1/17/47	300 bp	(2,942)

	Total		$1,049,704	$230,154

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 28 Index	B+/P	$247,089	$3,348,000	6/20/22	500 bp	$(27,886)

	Total		$247,089	$(27,886)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2016 through July 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $242,110,308.
(b)	The aggregate identified cost on a tax basis is $383,900,257, resulting in gross unrealized appreciation and depreciation of $9,790,260 and $11,134,072, respectively, or net unrealized depreciation of $1,343,812.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/17

	Short-term investments
	Putnam Short Term Investment Fund**	$9,296,839	$70,274,580	$69,088,136	$59,937	$10,483,283

	Total Short-term investments	$9,296,839	$70,274,580	$69,088,136	$59,937	$10,483,283

	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $63,428,814 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	67.4%
	Japan	10.7
	France	2.7
	Italy	2.7
	United Kingdom	1.9
	Spain	1.4
	Mexico	1.4
	Canada	1.4
	Germany	1.2
	Supra-Nation	1.1
	Netherlands	1.1
	Russia	1.0
	Greece	1.0
	Switzerland	0.7
	Australia	0.6
	Brazil	0.6
	Belgium	0.6
	Ireland	0.5
	Other	2.0

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,246,294 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,241,627 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$558,333	$—
Corporate bonds and notes	—	71,010,278	637,000
Foreign government and agency bonds and notes	—	97,055,794	—
Mortgage-backed securities	—	55,856,329	—
Municipal bonds and notes	—	421,054	—
Purchased options outstanding	—	123,506	—
Purchased swap options outstanding	—	889,194	—
U.S. government and agency mortgage obligations	—	138,283,355	—
Short-term investments	10,953,283	6,768,319	—

Totals by level	$10,953,283	$370,966,162	$637,000

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$385,875	$—
Futures contracts	160,223	—	—
Written options outstanding	—	(68,828)	—
Written swap options outstanding	—	(813,091)	—
Forward premium swap option contracts	—	74,453	—
TBA sale commitments	—	(75,278,826)	—
Interest rate swap contracts	—	(70,516)	—
Total return swap contracts	—	(1,958)	—
Credit default contracts	—	(1,094,525)	—

Totals by level	$160,223	$(76,867,416)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$495,587	$1,590,112
Foreign exchange contracts	1,915,202	1,475,349
Interest rate contracts	2,923,092	2,684,087

Total	$5,333,881	$5,749,548

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$17,800,000
Purchased currency option contracts (contract amount)		$7,200,000
Purchased swap option contracts (contract amount)		$303,700,000
Written TBA commitment option contracts (contract amount)		$35,600,000
Written currency option contracts (contract amount)		$7,200,000
Written swap option contracts (contract amount)		$298,500,000
Futures contracts (number of contracts)		500
Forward currency contracts (contract amount)		$298,200,000
OTC interest rate swap contracts (notional)		$9,500,000
Centrally cleared interest rate swap contracts (notional)		$358,600,000
OTC total return swap contracts (notional)		$45,300,000
OTC credit default contracts (notional)		$16,600,000
Centrally cleared credit default contracts (notional)		$2,000,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$25,326	$—	$—	$—	$—	$—	$—	$25,326
	Centrally cleared interest rate swap contracts§	—	—	327,333	—	—	6,185	—	—	—	—	—	—	—	—	—	333,518
	OTC Total return swap contracts*#	—	32,145	—	18,229	5,361	—	22,779	—	2,865	11,626	—	—	—	—	—	93,005
	OTC Credit default contracts*#	—	—	—	—	300,287	—	127,137	—	—	68,163	—	—	—	—	—	495,587
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	11,477	—	—	—	—	11,477
	Forward currency contracts#	419,349	43,810	—	128,956	1,026	—	115,429	124,163	592,247	—	—	129,195	167,693	98,433	19,635	1,839,936
	Forward premium swap option contracts#	101,225	4,705	—	20,765	—	—	3,565	—	79,688	—	—	—	—	—	—	209,948
	Purchased swap options#	16	6,519	—	498,936	95,050	—	229,790	—	30,989	—	—	27,894	—	—	—	889,194
	Purchased options#	56,281	—	—	—	—	—	18,985	—	48,240	—	—	—	—	—	—	123,506

	Total Assets	$576,871	$87,179	$327,333	$666,886	$401,724	$6,185	$517,685	$124,163	$779,355	$79,789	$11,477	$157,089	$167,693	$98,433	$19,635	$4,021,497

	Liabilities:
	OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$12,695	$—	$—	$—	$—	$—	$—	$—	$—	$12,695
	Centrally cleared interest rate swap contracts§	—	—	305,637	—	—	1,941		—	—	—	—	—	—	—	—	307,578
	OTC Total return swap contracts*#	973	18,881	—	42,341	9,808	—	21,455	—	1,505	—	—	—	—	—	—	94,963
	OTC Credit default contracts*#	34,183	—	—	—	520,282	—	285,384	—	—	475,288	—	—	—	—	—	1,315,137
	Centrally cleared credit default contracts§	—	—	2,026	—	—	—	—	—	—	—	—	—	—	—	—	2,026
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	16,832	—	—	—	—	16,832
	Forward currency contracts#	160,307	11,136	—	198,272	109,657	—	528,302	15,610	125,828	—	—	73,360	105,388	85,795	40,406	1,454,061
	Forward premium swap option contracts#	55,509	25,452	—	8,461	—	—	1,480	—	44,593	—	—	—	—	—	—	135,495
	Written swap options#	31	3,552	—	360,602	71,970	—	184,744	—	171,685	—	—	20,507	—	—	—	813,091
	Written options#	17,632	—	—	—	—	—	3,656	—	47,540	—	—	—	—	—	—	68,828

	Total Liabilities	$268,635	$59,021	$307,663	$609,676	$711,717	$1,941	$1,037,716	$15,610	$391,151	$475,288	$16,832	$93,867	$105,388	$85,795	$40,406	$4,220,706

	Total Financial and Derivative Net Assets	$308,236	$28,158	$19,670	$57,210	$(309,993)	$4,244	$(520,031)	$108,553	$388,204	$(395,499)	$(5,355)	$63,222	$62,305	$12,638	$(20,771)	$(199,209)
	Total collateral received (pledged)##†	$261,364	$—	$—	$57,210	$(289,913)	$—	$(509,847)	$—	$320,000	$(395,499)	$—	$—	$—	$—	$—
	Net amount	$46,872	$28,158	$19,670	$—	$(20,080)	$4,244	$(10,184)	$108,553	$68,204	$—	$(5,355)	$63,222	$62,305	$12,638	$(20,771)

*	Excludes premiums, if any.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: September 29, 2017